Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Future Expected Amortization of Core Deposit Intangibles

The future expected amortization of CDI with determinable useful lives as of December 31, 2015 are as follows (in thousands):

Year Ending December 31,	Amount
2016	$114
2017	102
2018	90
2019	78
2020	66
Thereafter	152

$602